Shareholder Report, Line Graph (Details) 191731_Angel Oak UltraShort Income ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Oct. 24, 2022	Jan. 31, 2026
Angel Oak UltraShort Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Angel Oak UltraShort Income ETF NAV
Accumulated Value	$ 12,195	$ 11,583	$ 10,884	$ 10,192	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	12,003	11,234	11,006	10,780	10,000
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Short Term Government/Corporate Index
Accumulated Value	11,698	11,208	10,649	10,119	10,000
Bloomberg U.S. Treasury Bills Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bills Index
Accumulated Value	$ 11,665	$ 11,193	$ 10,636	$ 10,110	$ 10,000